Provisions - Summary of Current Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning balance for the period	₺ 630,288
Ending balance for the period	573,662	₺ 630,288
Current provision
Disclosure of other provisions [line items]
Beginning balance for the period	630,288	342,812
Provisions recognized	880,519	823,066
Payments	(987,688)	(543,707)
Transfers from non-current provisions	10,198	7,774
Effect of changes in exchange rates	40,345	343
Ending balance for the period	573,662	630,288
Current provision | Legal [member]
Disclosure of other provisions [line items]
Beginning balance for the period	253,633	17,840
Provisions recognized	221,453	232,879
Payments	(420,663)	(6,109)
Transfers from non-current provisions	10,198	7,774
Effect of changes in exchange rates	2,400	1,249
Ending balance for the period	67,021	253,633
Current provision | Bonus [member]
Disclosure of other provisions [line items]
Beginning balance for the period	376,655	324,972
Provisions recognized	659,066	590,187
Payments	(567,025)	(537,598)
Effect of changes in exchange rates	37,945	(906)
Ending balance for the period	₺ 506,641	₺ 376,655